Right of use assets - Summary of Right of Use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 10,618		₨ 7,495
Charge for the year	470	$ 6	405	₨ 261
Ending balance Right-of-use assets	12,898	155	10,618	7,495
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	9,950		7,407
Ending balance Right-of-use assets	12,432	149	9,950	7,407
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	668		88
Ending balance Right-of-use assets	466	$ 6	668	88
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	12,065		8,505	4,956
Additions during the year	3,253		3,776	3,562
Disposals and adjustments during the year	(445)		(216)	(13)
Ending balance Right-of-use assets	14,873		12,065	8,505
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	10,865		8,009	4,460
Additions during the year	3,234		3,072	3,562
Disposals and adjustments during the year	(445)		(216)	(13)
Ending balance Right-of-use assets	13,654		10,865	8,009
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,200		496	496
Additions during the year	19		704
Ending balance Right-of-use assets	1,219		1,200	496
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,447		1,010	692
Charge for the year	470		405	261
Capitalised during the year	108		34	57
Disposals and adjustments during the year	(50)		(2)
Ending balance Right-of-use assets	1,975		1,447	1,010
Accumulated Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	915		602	385
Charge for the year	341		315	217
Capitalised during the year	16
Disposals and adjustments during the year	(50)		(2)
Ending balance Right-of-use assets	1,222		915	602
Accumulated Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	532		408	307
Charge for the year	129		90	44
Capitalised during the year	92		34	57
Ending balance Right-of-use assets	₨ 753		₨ 532	₨ 408